Commitments and Contingencies (Details) - Schedule of operating lease liabilities showing aggregate lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of operating lease liabilities showing aggregate lease payments [Abstract]
2022	$ 713
2023	735
2024	757
2025	779
2026	461
Total undiscounted lease payments	3,445
Less imputed interest	(560)
Total discounted lease payments	2,885
Less current portion of lease liability	(505)
Noncurrent portion of lease liability	$ 2,380